OTHER NON CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
OTHER NONCURRENT LIABILITIES
Loan payable to the third parties	$ 158,347	$ 0
Total	$ 158,347	$ 0